GENERAL (Schedule Of Fair Value Of Assets Acquired And Liabilities Assumed) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 05, 2010 Candela Corporation [Member]		Feb. 13, 2012 Ultrashape Ltd. [Member]		Mar. 14, 2012 TransPharma Medical Ltd. [Member]
Business Acquisition [Line Items]
Cash acquired	$ 837		$ 21,857			$ 837
Current assets	1,491		73,045	89,450		1,241
Other assets				24,792
Long-term assets	769			2,391
Property and equipment						710		59
Intangible assets	9,867		26,423			5,617	[1]
In-process technology								2,407	[2]
Intangible assets, assigned value				24,010	[3]	1,843	[4]
Total indentifiable assets acquired				140,643		10,248
Current liabilities				(45,427)		(3,767)
Accrued severance pay, net						(26)
Deferred taxes				(8,778)
Long-term liabilities				(4,889)
Total identifiable liabilities assumed	(3,793)		(54,607)	(59,094)		(3,793)
Net identifiable assets acquired				81,549		6,455
Goodwill (bargain purchase price)	6,730		(5,056)			5,545		1,185
Bargain purchase price				(8,525)	[5]
Net assets acquired				$ 73,024		$ 12,000		$ 3,651

[1]	The developed technology will be amortized using the straight-line method over its useful life which is estimated at six years.
[2]	Not subject to amortization until technological feasibility will be achieved or technology will be abandoned.
[3]	Of the $24,010 intangible assets acquired, $10,070 was assigned to developed technology (10 years useful life), $510 was assigned to in-process research and development asset which is not subject to amortization, $8,930 was assigned to customer relationship (6 years useful life), $3,300 was assigned to trade name (11 years useful life) and the remaining $1,200 was assigned to a non-compete covenant (3 years useful life).
[4]	The Customer relationship will be amortized using a method that will reflect the consummation of such asset which is estimated at eight years.
[5]	The excess of fair value of the net assets acquired over the amount of consideration transferred was recorded in other income, net as part of operating, net.